Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of earnings per share [text block] [Abstract]
Schedule of basic loss per share
	Year ended December 31
	2020	2019	2018

Loss attributable to Company’s owners (U.S. dollars in thousands)	(7,845)	(12,998)	(11,753)
The weighted average of the number of ordinary shares in issue, including pre-funded warrants (in thousands)	442,949	13,599	1,765
Basic loss per share (U.S. dollars)	(0.02)	(0.96)	(6.66)

Schedule of diluted loss per share
	Year ended December 31
	2020	2019	2018

Loss attributable to Company’s owners, used in computation of basic loss per share (U.S. dollars in thousands)	(7,845)	(12,998)	(11,753)
Adjustment in respect of the finance income relating to anti-dilution mechanism and compensation feature (U.S. dollars in thousands)	-	-	(710)
Adjustment in respect of the finance income relating to B Warrants and Warrants (U.S. dollars in thousands)	-	(1,462)	-
Adjustment in respect of the finance income relating to Convertible Debentures (U.S. dollars in thousands)	(1,692)	-	-
	(9,537)	(14,460)	(12,463)

The weighted average of the number of ordinary shares in issue used in computation of basic loss per share (in thousands)	442,949	13,599	35,302
Adjustment in respect of incremental shares assuming the conversion to anti-dilution mechanism and compensation feature (in thousands)	-	-	344
Adjustment in respect of incremental shares assuming the conversion to B Warrants and Warrants (in thousands)	-	421	-
Adjustment in respect of incremental shares assuming the conversion to Convertible Debentures (in thousands)	12,517	-	-
	455,466	14,020	35,646
Diluted loss per share (U.S. dollars)	(0.02)	(1.03)	(6.99)